CONVERTIBLE NOTES PAYABLE (Details) - Schedule of convertible notes payable - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
12% Convertible Notes Payable Due July 13, 2021 [Member] | Power Up Lending Group Ltd. [Member]
Interest Rate		12.00%
Maturity date		July 13, 2021
Principal
Accrued Interest
Unamortized debt discount
Convertible notes payable			$ 33,057
10% Convertible Notes Payable Due June 30, 2021 [Member] | Cavalry Fund I LP [Member]
Interest Rate		10.00%
Maturity date		June 30, 2021
Principal
Accrued Interest
Unamortized debt discount
Convertible notes payable			157,149
10% Convertible Notes Payable Due July 31, 2021 [Member] | Cavalry Fund I LP [Member]
Interest Rate		10.00%
Maturity date		July 31, 2021
Principal
Accrued Interest
Unamortized debt discount
Convertible notes payable			217,248
10% Convertible Notes Payable Due September 24, 2021 [Member] | Cavalry Fund I LP [Member]
Interest Rate		10.00%
Maturity date		September 24, 2021
Principal
Accrued Interest
Unamortized debt discount
Convertible notes payable			33,669
10% Convertible Notes Payable Due August 5,2021 [Member] | Cavalry Fund I LP [Member]
Interest Rate		10.00%
Maturity date		August 5, 2021
Principal
Accrued Interest
Unamortized debt discount
Convertible notes payable			63,553
10% Convertible Notes Payable Due February 3, 2022 [Member] | Cavalry Fund I LP [Member]
Interest Rate		10.00%
Maturity date		February 3, 2022
Principal
Accrued Interest
Unamortized debt discount
Convertible notes payable
10% Convertible Notes Payable Due February 3, 2022 [Member] | Mercer Street Global Opportunity Fund, LLC [Member]
Interest Rate		10.00%
Maturity date		February 3, 2022
Principal
Accrued Interest
Unamortized debt discount
Convertible notes payable
10% Convertible Notes Payable Due February 3, 2022 [Member] | Iroquois Master Fund Ltd.[Member]
Interest Rate		10.00%
Maturity date		February 3, 2022
Principal
Accrued Interest
Unamortized debt discount
Convertible notes payable
10% Convertible Notes Payable Due February 16, 2022 [Member] | Cavalry Fund I LP [Member]
Interest Rate		10.00%
Maturity date		February 16, 2022
Principal		$ 572,000
Accrued Interest		50,527
Unamortized debt discount		(73,655)
Convertible notes payable		$ 548,872
10% Convertible Notes Payable Due February 16, 2022 [Member] | Mercer Street Global Opportunity Fund, LLC [Member]
Interest Rate		10.00%
Maturity date		February 16, 2022
Principal		$ 572,000
Accrued Interest		50,527
Unamortized debt discount		(73,655)
Convertible notes payable		$ 548,872
10% Convertible Notes Payable Due February 16, 2022 [Member] | Bellridge Capital LP., [Member]
Interest Rate		10.00%
Maturity date		February 16, 2022
Principal
Accrued Interest
Unamortized debt discount
Convertible notes payable
10% Convertible Notes Payable Due August 3, 2021 [Member] | Mercer Street Global Opportunity Fund, LLC [Member]
Interest Rate		10.00%
Maturity date		August 3, 2021
Principal
Accrued Interest
Unamortized debt discount
Convertible notes payable			288,895
10% Convertible Notes Payable Due September 16, 2021 [Member] | Iroquois Master Fund Ltd.[Member]
Interest Rate		10.00%
Maturity date		September 16, 2021
Principal
Accrued Interest
Unamortized debt discount
Convertible notes payable			72,835
10% Convertible Notes Payable Due October 20, 2021 [Member] | Mark Geist [Member]
Interest Rate		10.00%
Maturity date		October 20, 2021
Principal
Accrued Interest
Unamortized debt discount
Convertible notes payable			6,206
10% Convertible Notes Payable Due November 25, 2021 [Member] | Bellridge Capital LP., [Member]
Interest Rate		10.00%
Maturity date		November 25, 2021
Principal
Accrued Interest
Unamortized debt discount
Convertible notes payable			31,029
10% Convertible Notes Payable Due February 16, 2022 One [Member] | Bellridge Capital LP., [Member]
Interest Rate		10.00%
Maturity date		February 16, 2022
Principal		$ 900,000
Accrued Interest		79,500
Unamortized debt discount		(115,891)
Convertible notes payable		863,609
Convertible Notes Payable [Member]
Principal	$ 2,183,508	2,044,000
Accrued Interest	27,294	180,554
Unamortized debt discount		(263,201)
Convertible notes payable	$ 2,210,802	$ 1,961,353	$ 903,641